Goodwill	12 Months Ended
Dec. 31, 2021
Disclosure of goodwill [text block] [Abstract]
Goodwill
12.	Goodwill

As of December 31, 2021 and 2020, the amount of goodwill amounts to S/4,459,000, respectively, from the acquisition of assets made by the subsidiary Distribuidora Norte Pacasmayo S.R.L.

The Group has assessed the recoverable amount of goodwill held using the value in use method and cash flow projections approved by management for a medium-term projection period, cash flows beyond this period have been extrapolated using a rate consistent with long-term growth with the Peruvian economy and has determined that there is no impairment at December 31, 2021 and 2020.